UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09475

        Nuveen Insured Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Dividend Advantage Municipal Fund (NVG)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Municipal Bonds – 151.5% (97.8% of Total Investments)
	Alabama – 2.1% (1.3% of Total Investments)
$ 5,310	Athens, Alabama, Water and Sewerage Revenue Warrants, Series 2002, 5.300%, 5/01/32 –	5/12 at 101.00	AA	$5,212,084
	MBIA Insured
3,045	Hoover, Alabama, General Obligation Bonds, Series 2003, 5.000%, 3/01/20 – MBIA Insured	3/12 at 101.00	AA	3,236,805

8,355	Total Alabama			8,448,889

	Alaska – 4.2% (2.7% of Total Investments)
15,000	Alaska, International Airport System Revenue Bonds, Series 2002B, 5.250%, 10/01/27	10/12 at 100.00	Aa3 (4)	17,061,148
	(Pre-refunded 10/01/12) – AMBAC Insured

	Arizona – 2.1% (1.3% of Total Investments)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA	4,118,250
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/37 –	No Opt. Call	AA	4,364,400
	FGIC Insured

11,000	Total Arizona			8,482,650

	California – 14.2% (9.2% of Total Investments)
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	A	1,036,820
	2004A, 0.000%, 10/01/20 – AMBAC Insured
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 – MBIA Insured	10/15 at 100.00	Aa3	1,488,237
1,565	5.000%, 10/01/27 – MBIA Insured	10/15 at 100.00	Aa3	1,551,760
	California, General Obligation Bonds, Series 2000:
375	5.250%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 100.00	AA (4)	398,528
190	5.250%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 100.00	AA (4)	203,386
8,890	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.400%, 12/01/14	6/09 at 101.00	AA–	8,988,057
	(Alternative Minimum Tax)
3,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24 – MBIA	6/09 at 100.00	AA	2,683,230
	Insured (Alternative Minimum Tax)
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	2,028,779
	5.000%, 9/01/27 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
1,000	5.750%, 6/01/47	6/17 at 100.00	BBB	604,050
365	5.125%, 6/01/47	6/17 at 100.00	BBB	196,312
18,665	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	15,215,333
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
1,990	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	787,224
	11/01/25 – FSA Insured
7,935	Los Angeles, California, Certificates of Participation, Series 2002, 5.300%, 4/01/32 – AMBAC Insured	4/12 at 100.00	AA–	7,695,601
2,220	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	7/10 at 100.00	AAA	1,992,872
	1998A, 5.200%, 7/01/32 – MBIA Insured
2,320	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001P,	8/11 at 100.00	AAA	2,418,902
	5.250%, 8/15/18 – FSA Insured
	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A:
1,000	3.000%, 6/15/25 – FSA Insured	6/17 at 100.00	AAA	750,990
1,180	3.000%, 6/15/26 – FSA Insured	6/17 at 100.00	AAA	858,332
6,720	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA	4,640,160
	Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured
4,275	Sequoia Union High School District, San Mateo County, California, General Obligation Bonds,	7/14 at 102.00	Aa2	3,163,671
	Series 2006, 3.500%, 7/01/29 (WI/DD, Settling 2/03/09) – FSA Insured
1,690	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	1,687,904
	5.000%, 8/01/28 – MBIA Insured

69,290	Total California			58,390,148

	Colorado – 5.2% (3.4% of Total Investments)
17,300	Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte Valley Medical Center,	8/15 at 100.00	AA	16,257,673
	Series 2005, 5.000%, 8/01/24 – MBIA Insured
750	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 –	10/16 at 100.00	BBB	627,938
	SYNCORA GTY Insured
17,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/25 –	No Opt. Call	AA–	4,569,600
	MBIA Insured

35,050	Total Colorado			21,455,211

	District of Columbia – 1.5% (1.0% of Total Investments)
6,805	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42 –	4/17 at 100.00	A	5,456,861
	AMBAC Insured
935	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	659,138
	Revenue Bonds, Series 2007, Residuals 1606, 11.765%, 10/01/30 – AMBAC Insured (IF)

7,740	Total District of Columbia			6,115,999

	Florida – 12.1% (7.8% of Total Investments)
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
2,305	5.250%, 12/01/17 – MBIA Insured	12/13 at 100.00	AA	2,480,802
1,480	5.250%, 12/01/18 – MBIA Insured	12/13 at 100.00	AA	1,577,206
11,600	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	11,124,168
	5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)
8,155	Lee County, Florida, Solid Waste System Revenue Refunding Bonds, Series 2001, 5.625%, 10/01/13 –	10/11 at 100.00	A3	8,516,267
	MBIA Insured (Alternative Minimum Tax)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
7,165	5.625%, 10/01/15 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA	7,351,505
5,600	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA	5,736,920
10,000	5.125%, 10/01/21 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA	9,130,800
2,000	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA	1,806,700
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	771,430
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – MBIA Insured	10/15 at 100.00	AA	986,380

50,305	Total Florida			49,482,178

	Georgia – 2.3% (1.5% of Total Investments)
6,925	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	AA	6,860,944
	Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AAA	1,027,480
	FSA Insured
1,695	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.500%,	12/11 at 100.00	AAA	1,563,214
	6/01/32 (Alternative Minimum Tax)

9,620	Total Georgia			9,451,638

	Idaho – 1.1% (0.7% of Total Investments)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
3,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aa3	3,158,940
1,130	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aa3	1,176,997

4,130	Total Idaho			4,335,937

	Illinois – 11.8% (7.6% of Total Investments)
10,000	Bolingbrook, Illinois, General Obligation Bonds, Series 2002A, 5.375%, 1/01/38 (Pre-refunded	1/12 at 100.00	A2 (4)	11,168,100
	1/01/12) – FGIC Insured
1,305	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.500%, 1/01/38 – MBIA Insured	1/11 at 101.00	AA	1,314,709
	Chicago, Illinois, General Obligation Bonds, Series 2001A:
50	5.500%, 1/01/38 (Pre-refunded 1/01/11) – MBIA Insured	1/11 at 101.00	AA (4)	54,672
3,645	5.500%, 1/01/38 (Pre-refunded 1/01/11) – MBIA Insured	1/11 at 101.00	AA (4)	3,985,552
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
4,250	5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A1	4,327,648
4,485	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A1	4,534,111
4,730	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A1	4,761,407
2,930	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A1	2,936,886
3,600	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AA	3,559,500
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International	1/12 at 100.00	AA	3,052,950
	Airport, Series 2002A, 5.750%, 1/01/17 – MBIA Insured (Alternative Minimum Tax)
4,000	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 2002,	12/12 at 101.00	AA	3,664,280
	5.000%, 12/01/21 – MBIA Insured
480	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	10/13 at 100.00	Aa3	516,557
	Series 2003C, 5.250%, 10/01/22 – FSA Insured
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,
	Series 2003C:
770	5.250%, 10/01/22 (Pre-refunded 10/01/13) – FSA Insured	10/13 at 100.00	Aa3 (4)	893,878
250	5.250%, 10/01/22 (Pre-refunded 10/01/13) – FSA Insured	10/13 at 100.00	Aa3 (4)	290,220
3,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	AA	3,191,895
	2/01/35 – FGIC Insured

46,995	Total Illinois			48,252,365

	Indiana – 17.3% (11.1% of Total Investments)
3,380	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/20 –	7/13 at 100.00	A	3,425,292
	AMBAC Insured
	Indiana Bond Bank, Special Program Bonds, Hendricks County Redevelopment District, Series 2002D:
2,500	5.375%, 4/01/23 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AA (4)	2,813,200
7,075	5.250%, 4/01/26 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AA (4)	7,933,976
7,000	5.250%, 4/01/30 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AA (4)	7,849,870
10,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	A	7,911,800
	Series 2002, 5.250%, 7/01/32 – AMBAC Insured
3,200	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA	2,808,768
	MBIA Insured
25,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	28,099,748
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – MBIA Insured
	Northern Wells Community School Building Corporation, Wells County, Indiana, First Mortgage
	Bonds, Series 2001:
420	5.250%, 1/15/19 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AA+ (4)	475,541
430	5.250%, 7/15/19 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AA+ (4)	486,863
1,675	5.400%, 7/15/23 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AA+ (4)	1,904,978
6,960	Valparaiso Middle School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	1/13 at 100.00	AA+	7,097,390
	2002, 5.000%, 7/15/24 – MBIA Insured

67,640	Total Indiana			70,807,426

	Louisiana – 2.9% (1.9% of Total Investments)
1,325	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004,	7/14 at 100.00	AA	1,256,498
	5.250%, 7/01/24 – MBIA Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
770	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	Aa3	707,553
8,270	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa3	7,066,963
3	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-3, 15.130%, 5/01/41 –	5/16 at 100.00	Aa3	1,394
	FGIC Insured (IF)
3,085	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.125%, 9/01/21 –	9/12 at 100.00	AA	2,797,972
	MBIA Insured

13,453	Total Louisiana			11,830,380

	Massachusetts – 0.6% (0.4% of Total Investments)
2,775	Massachusetts Water Resources Authority, General Revenue Bonds, 4.500%, 8/01/46 –	2/17 at 100.00	AAA	2,354,588
	FSA Insured (UB)

	Michigan – 0.3% (0.2% of Total Investments)
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	1,325,715
	2006A, 5.000%, 12/01/31 (UB)

	Minnesota – 0.5% (0.3% of Total Investments)
2,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AAA	2,189,300
	2009A, 5.000%, 1/01/15 (WI/DD, Settling 2/11/09) – AGC Insured

	Missouri – 0.4% (0.3% of Total Investments)
1,600	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004,	3/14 at 100.00	AAA	1,764,640
	5.250%, 3/01/19 – FSA Insured

	Nebraska – 2.0% (1.3% of Total Investments)
6,360	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005, 5.000%, 9/01/32	9/15 at 100.00	AA	6,264,473
	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A:
1,000	5.250%, 4/01/20 – FSA Insured	4/13 at 100.00	AAA	1,073,680
1,000	5.250%, 4/01/21 – FSA Insured	4/13 at 100.00	AAA	1,040,490

8,360	Total Nebraska			8,378,643

	Nevada – 2.3% (1.5% of Total Investments)
8,750	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34	7/11 at 100.00	AAA	9,615,638
	(Pre-refunded 7/01/11) – FSA Insured

	New Jersey – 0.6% (0.4% of Total Investments)
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	2,368,806
	5.250%, 12/15/20

	New York – 5.2% (3.4% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AA	1,087,722
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,660	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA–	3,661,061
	Improvements, Series 2005B, 5.000%, 2/15/23 – AMBAC Insured
3,130	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA	2,318,328
	2/15/47 – MBIA Insured
2,400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AA	1,871,808
	5/01/33 – MBIA Insured
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	1,418,055
	5.000%, 11/15/30 – AMBAC Insured
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	9,564,400
	Series 2002A, 5.000%, 11/15/30 – FSA Insured
1,435	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	1,513,093
	Pilot, Series 2009A, 7.000%, 3/01/49 (WI/DD, Settling 2/05/09) – AGC Insured

23,245	Total New York			21,434,467

	North Carolina – 0.5% (0.3% of Total Investments)
2,125	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AAA	2,077,974
	Regional Hospital Project, Series 2003, 5.375%, 10/01/24 – FSA Insured

	Ohio – 0.4% (0.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
70	5.125%, 6/01/24	6/17 at 100.00	BBB	51,347
710	5.875%, 6/01/30	6/17 at 100.00	BBB	453,967
685	5.750%, 6/01/34	6/17 at 100.00	BBB	408,459
1,570	5.875%, 6/01/47	6/17 at 100.00	BBB	888,400

3,035	Total Ohio			1,802,173

	Oklahoma – 0.4% (0.3% of Total Investments)
2,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA–	1,697,900
	5.000%, 2/15/37

	Oregon – 1.6% (1.0% of Total Investments)
	Oregon, General Obligation Veterans Welfare Bonds, Series 82:
4,530	5.375%, 12/01/31	12/11 at 100.00	AA	4,416,252
2,115	5.500%, 12/01/42	12/11 at 100.00	AA	2,098,757

6,645	Total Oregon			6,515,009

	Pennsylvania – 3.6% (2.3% of Total Investments)
4,500	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International	No Opt. Call	AA	4,713,030
	Airport, Series 1997A, 5.750%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)
4,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	3,508,642
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,049,927
	AMBAC Insured
2,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,177,000
	11/15/18 – FSA Insured
2,000	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	Aa3	2,204,080
	5.000%, 1/15/19 – FSA Insured (UB)
1,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	1,147,520
	District, Series 2003, 5.000%, 6/01/23 (Pre-refunded 6/01/13) – FSA Insured

14,680	Total Pennsylvania			14,800,199

	Puerto Rico – 0.4% (0.3% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	BBB–	1,129,793
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	498,100
	8/01/42 – FGIC Insured

6,225	Total Puerto Rico			1,627,893

	South Carolina – 1.6% (1.0% of Total Investments)
1,950	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AAA	1,956,143
	2006, 5.000%, 12/01/28 – FSA Insured
	Greenville, South Carolina, Tax Increment Revenue Improvement Bonds, Series 2003:
1,000	5.500%, 4/01/17 – MBIA Insured	4/13 at 100.00	AA	1,107,380
2,300	5.000%, 4/01/21 – MBIA Insured	4/13 at 100.00	AA	2,374,911
1,000	Scago Educational Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds,	10/15 at 100.00	AAA	1,054,570
	Spartanburg County School District 5, Series 2005, 5.000%, 4/01/21 – FSA Insured

6,250	Total South Carolina			6,493,004

	Tennessee – 11.0% (7.1% of Total Investments)
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 – FSA Insured	10/14 at 100.00	AAA	1,627,472
1,455	5.000%, 10/01/20 – FSA Insured	10/14 at 100.00	AAA	1,551,627
1,955	5.000%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA	2,062,310
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A,	11/12 at 100.00	AA– (4)	11,292,400
	5.125%, 11/01/28 (Pre-refunded 11/01/12) – AMBAC Insured
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002B,	11/12 at 100.00	AA– (4)	11,292,400
	5.125%, 11/01/29 (Pre-refunded 11/01/12) – AMBAC Insured
15,195	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds,	5/12 at 100.00	AAA	17,051,067
	Series 2002A, 5.250%, 5/01/32 (Pre-refunded 5/01/12) – FSA Insured

40,100	Total Tennessee			44,877,276

	Texas – 23.1% (14.9% of Total Investments)
3,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AA	3,694,670
	Series 2001A, 5.750%, 11/01/13 – FGIC Insured (Alternative Minimum Tax)
10,000	Gainesville Hospital District, Texas, Limited Tax General Obligation Bonds, Series 2002,	8/11 at 100.00	A3 (4)	11,001,000
	5.375%, 8/15/32 (Pre-refunded 8/15/11) – MBIA Insured
1,210	Galveston, Texas, General Obligation Bonds, Series 2001, 5.250%, 5/01/21 – AMBAC Insured	5/11 at 100.00	A	1,246,143
	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,
	TECO Project, Series 2003:
2,240	5.000%, 11/15/16 – MBIA Insured	11/13 at 100.00	AA	2,379,104
2,355	5.000%, 11/15/17 – MBIA Insured	11/13 at 100.00	AA	2,481,935
13,000	Houston Area Water Corporation, Texas, Contract Revenue Bonds, Northeast Water Purification	3/12 at 100.00	N/R (4)	14,431,690
	Plant, Series 2002, 5.125%, 3/01/32 (Pre-refunded 3/01/12) – FGIC Insured
1,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	1,006,800
	5/15/24 – FGIC Insured
4,345	San Antonio, Texas, Water System Senior Lien Revenue Refunding Bonds, Series 2002, 5.500%,	5/12 at 100.00	AAA	4,797,315
	5/15/17 – FSA Insured
5,510	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	5,168,931
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)
8,350	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	7,678,994
	5.550%, 9/01/33 – MBIA Insured (Alternative Minimum Tax)
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2002:
3,520	5.125%, 11/01/20 – MBIA Insured	5/12 at 100.00	Baa1	3,269,587
3,520	5.125%, 11/01/21 – MBIA Insured	5/12 at 100.00	Baa1	3,183,734
	Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior Series 2001A:
9,400	5.375%, 1/01/23 – MBIA Insured	1/12 at 102.00	Baa1	5,601,084
11,665	5.500%, 1/01/33 – MBIA Insured	1/12 at 102.00	Baa1	5,932,236
5,000	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999B,	1/10 at 100.00	AAA	5,166,450
	5.250%, 7/15/17
9,145	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2002A-1,	6/12 at 100.00	Aa1	8,910,156
	5.250%, 12/01/22 (Alternative Minimum Tax)
	Williamson County, Texas, General Obligation Bonds, Series 2002:
3,000	5.250%, 2/15/22 (Pre-refunded 2/15/12) – FSA Insured	2/12 at 100.00	AAA	3,355,140
5,000	5.250%, 2/15/25 (Pre-refunded 2/15/12) – FSA Insured	2/12 at 100.00	AAA	5,591,900

101,760	Total Texas			94,896,869

	Utah – 1.7% (1.1% of Total Investments)
7,290	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008, Trust 1193, 9.146%, 6/15/36 –	6/18 at 100.00	AAA	6,970,406
	FSA Insured (IF)

	Washington – 15.2% (9.8% of Total Investments)
5,385	Energy Northwest, Washington Public Power, Nine Canyon Wind Project Revenue Bonds, Series	7/16 at 100.00	A	4,651,078
	2006A, 4.500%, 7/01/30 – AMBAC Insured
6,600	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	7,053,750
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – FSA Insured
7,675	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/12 at 100.00	Aaa	8,431,602
	2002A, 5.500%, 7/01/15 – MBIA Insured
2,500	Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D, 5.750%, 11/01/15 – FGIC	11/12 at 100.00	AA	2,641,950
	Insured (Alternative Minimum Tax)
2,200	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series	12/13 at 100.00	AAA	2,454,518
	2003B, 5.000%, 6/01/17 – FSA Insured
3,255	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm	6/13 at 100.00	Aa1	3,610,934
	Community Schools, Series 2003, 5.250%, 12/01/16 – FSA Insured
10,000	University of Washington, General Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/37 –	6/17 at 100.00	AA+	9,675,700
	AMBAC Insured
	Washington State Economic Development Finance Authority, Wastewater Revenue Bonds, LOTT
	Project, Series 2002:
2,000	5.500%, 6/01/17 – AMBAC Insured	6/12 at 100.00	A2	2,181,640
4,325	5.125%, 6/01/22 – AMBAC Insured	6/12 at 100.00	A2	4,431,698
15,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	A	11,764,050
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
5,170	Whitman County School District 267, Pullman, Washington, General Obligation Bonds, Series	6/12 at 100.00	Aa1	5,504,188
	2002, 5.000%, 12/01/20 – FSA Insured

64,110	Total Washington			62,401,108

	Wisconsin – 3.3% (2.1% of Total Investments)
11,950	Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1, 5.125%, 7/01/18	7/12 at 100.00	AA+ (4)	13,463,109
	(Pre-refunded 7/01/12) – AMBAC Insured

$ 655,128	Total Municipal Bonds (cost $626,931,375)			621,168,686

Shares	Description (1)			Value

	Investment Companies – 0.3% (0.2% of Total Investments)
21,650	BlackRock MuniHoldings Fund Inc.			253,738
13,600	BlacRock MuniEnhanced Fund Inc.			113,016
7,920	Dreyfus Strategic Municipal Fund			51,797
7,600	Morgan Stanley Dean Witter Insured Municipal Income Trust			90,668
9,668	Morgan Stanley Quality Municipal Income Trust			98,227
26,280	PIMCO Municipal Income Fund II			207,875
9,500	Van Kampen Advantage Municipal Income Fund II			84,930
28,680	Van Kampen Investment Grade Municipal Trusst			309,744
6,240	Van Kampen Municipal Trust			73,382

	Total Investment Companies (cost $1,690,861)			1,283,377

	Total Long-Term Investments (cost $628,622,236) – 151.8%			622,452,063

Principal
Amount (000)	Description (1)		Ratings (3)	Value

	Short-Term Investments – 3.0% (2.0% of Total Investments)
$ 5,325	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Variable Rate		AAA	5,325,000
	Demand Obligations, Series 2008, Trust R-11436, 4.500%, 7/01/41 – FSA Insured (5)
2,075	New Jersey Housing and Mortgage Finance Agency, Capital Fund Program Revenue Bonds, Tender		Aa3	2,075,000
	Option Bond, Trust 2008-3034X, Variable Rate Demand Obligations, 5.000%, 5/01/27 –
	FSA Insured (5)
5,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Refunding Series		A-1+	5,000,000
	2008 Trust 3301, Variable Rate Demand Obligations, 0.930%, 2/15/16 – FSA Insured (5)

$ 12,400	Total Short-Term Investments (cost $12,400,000)			12,400,000

	Total Investments (cost $641,022,236) – 154.8%			634,852,063

	Floating Rate Obligations – (3.4)%			(14,143,334)

	Other Assets Less Liabilities – 3.9%			16,364,478

	Auction Rate Preferred Shares, at Liquidation Value – (55.3)% (6)			(226,975,000)

	Net Assets Applicable to Common Shares – 100%			$410,098,207

At least 80% of the Fund’s net assets (including net assets attributable to Auction Rate Preferred shares)
are invested in municipal securities that are covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities or U.S. Treasury-issued State and Local Government Series securities to ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.8%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$1,283,377	$633,568,686	$ —	$634,852,063

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $626,697,874.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 31,447,439
Depreciation	(37,434,567)

Net unrealized appreciation (depreciation) of investments	$ (5,987,128)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009